Short-Term Investments - Schedule of Short-Term Investments Balance (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Schedule Of Investments [Line Items]
Short-term investments	¥ 696,051	$ 106,674	¥ 316,201
RMB
Schedule Of Investments [Line Items]
Short-term investments	617,457	617,457	141,189	$ 141,189
US$
Schedule Of Investments [Line Items]
Short-term investments	¥ 78,594	$ 12,045	¥ 175,012	$ 25,087